Regulatory Matters	12 Months Ended
Dec. 31, 2011
Interest-Bearing Deposits and Regulatory Matters [Abstract]
REGULATORY MATTERS

NOTE 12 – REGULATORY MATTERS

The Company (on a consolidated basis) and Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s and Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Bank must meet specific capital guidelines that involve quantitative measures of the assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Bank to maintain minimum amounts and ratios (set forth in the following table) of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital to average assets (as defined). Management believes, as of December 31, 2011 and 2010, that the Company and Bank met or exceeded all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from federal and state banking agencies categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized” an institution must maintain minimum total risk-based Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following tables. There are no known conditions or events since that notification that Management believes have changed the Bank’s category.

The actual capital amounts and ratios of the Company and Bank as of December 31 are presented in the following tables:

	ACTUAL		MINIMUM REQUIRED FOR CAPITAL ADEQUACY PURPOSES		MINIMUM REQUIRED TO BE WELL CAPITALIZED UNDER PROMPT CORRECTIVE ACTION
(Dollars in thousands)	AMOUNT	RATIO	AMOUNT	RATIO	AMOUNT	RATIO
As of December 31, 2011
Total capital (to risk-weighted assets)
Consolidated	$46,300	14.2%	$26,133	8.0%	$32,667	10.0%
Bank	45,517	13.9	26,114	8.0	32,643	10.0
Tier I capital (to risk-weighted assets)
Consolidated	42,220	12.9	13,067	4.0	19,600	6.0
Bank	41,437	12.7	13,057	4.0	19,586	6.0
Tier I capital (to average assets)
Consolidated	42,220	8.1	20,971	4.0	26,214	5.0
Bank	41,437	7.9	20,965	4.0	26,207	5.0
As of December 31, 2010
Total capital (to risk-weighted assets)
Consolidated	$47,899	15.9%	$24,085	8.0%	$30,107	10.0%
Bank	47,227	15.7	24,074	8.0	30,093	10.0
Tier I capital (to risk-weighted assets)
Consolidated	44,134	14.7	12,043	4.0	18,064	6.0
Bank	43,462	14.4	12,037	4.0	18,056	6.0
Tier I capital (to average assets)
Consolidated	44,134	9.8	18,100	4.0	22,626	5.0
Bank	43,462	9.6	18,097	4.0	22,622	5.0

The Company’s primary source of funds with which to pay dividends, are dividends received from the Bank. The payment of dividends by the Bank to the Company is subject to restrictions by its regulatory agencies. These restrictions generally limit dividends to current year net income and prior two-years net retained earnings. Also, dividends may not reduce capital levels below the minimum regulatory requirements disclosed in the prior table. Under these provisions, at January 1, 2012, the Bank could dividend $5,021,900 to the Company. The Company does not anticipate the financial need to obtain regulatory approval due to its current cash balances and ability to access the credit markets. Federal law prevents the Company from borrowing from the Bank unless loans are secured by specific obligations. Further, such secured loans are limited to an amount not exceeding ten percent of the Bank’s common stock and capital surplus.